Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2025	Jul. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic shares:
Net loss (in Dollars)	$ (233)		$ (5,450)				$ (105,452)	$ (26,026)	$ (6,721)	$ (15,703)	$ (6,289)	$ 20,043
Denominator:
Weighted average common stock outstanding, basic										5,024,802	5,024,802	5,026,061
Numerator:
Total undistributed loss (in Dollars)	(233)							(26,026)
Denominator:
Weighted average Common Stock outstanding, diluted										5,024,802	5,024,802	5,093,724
Denominator:
Dilutive shares from stock options
Predecessor [Member]
Basic shares:
Net loss (in Dollars)		$ (15,703)	$ (5,450)	$ (1,271)	$ (6,289)	$ 20,043			$ (6,721)	$ (15,703)	$ (6,289)	$ 20,043
Net loss available to holders of common stock (in Dollars)		$ (15,703)			$ (6,289)	$ 20,043
Denominator:
Weighted average common stock outstanding, basic			5,024,802						5,024,802
Denominator:
Weighted average Common Stock outstanding, diluted			5,024,802						5,024,802
Denominator:
Dilutive shares from stock options						67,663
Series A Preferred Stock
Basic shares:
Undistributed loss allocated to Series A Preferred Stock (in Dollars)	2							212
Net loss available to holders of common stock (in Dollars)	$ (231)							$ (25,814)
Denominator:
Weighted average common stock outstanding, basic	1,000,000						1,000,000	1,000,000
Series A Preferred Stock	1,000,000							1,000,000
Basic loss per common stock (in Dollars per share)	$ 0						$ (0.86)	$ (0.21)
Numerator:
Total undistributed loss (in Dollars)	$ (2)							$ (212)
Denominator:
Weighted average Common Stock outstanding, diluted	1,000,000						1,000,000	1,000,000
Diluted loss per common share (in Dollars per share)	$ 0						$ (0.86)	$ (0.21)
Common Stock [Member]
Denominator:
Weighted average common stock outstanding, basic	121,476,215							121,476,215
Basic loss per common stock (in Dollars per share)	$ 0							$ (0.21)
Numerator:
Total undistributed loss (in Dollars)	$ (231)							$ (25,814)
Denominator:
Weighted average Common Stock outstanding, diluted	122,476,215							122,476,215
Diluted loss per common share (in Dollars per share)	$ 0							$ (0.21)
Common Stock [Member] | Predecessor [Member]
Denominator:
Weighted average common stock outstanding, basic		5,024,802			5,024,802	5,026,061
Basic loss per common stock (in Dollars per share)		$ (3.13)	(1.08)		$ (1.25)	$ 3.99			(1.34)
Denominator:
Weighted average Common Stock outstanding, diluted		5,024,802			5,024,802	5,093,724
Diluted loss per common share (in Dollars per share)		$ (3.13)	$ (1.08)		$ (1.25)	$ 3.93			$ (1.34)